Condensed Financial Information of Capital Bank Financial Corp. (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Income
Interest income									$ 828	$ 2,320	$ 3,462
Dividend income from subsidiaries									65	126
Operating Expenses
Interest expense	67,693	60,334	63,345	63,852	63,580	54,216	40,685	32,839	255,224	191,320	36,511
Other expense									27,209	23,208	3,911
Loss before income tax benefit and equity in undistributed earnings of subsidiaries									33,483	11,956	10,996
Income tax benefit									(21,542)	4,434	(1,041)
Net income before attribution of noncontrolling interests	4,644	37,845	6,373	6,163	1,393	3,748	2,031	350	55,025	7,522	12,037
Parent [Member]
Operating Income
Interest income									99	1,516	3,175
Dividend income from subsidiaries									35
Management fee Income									3,200	2,533
Total operating Income									3,334	4,049	3,175
Operating Expenses
Salaries and benefits including stock based compensation									21,233	11,426	3,635
Interest expense									2,512
Other expense									3,793	4,796	10,757
Total operating expense									27,538	16,222	14,392
Loss before income tax benefit and equity in undistributed earnings of subsidiaries									(24,204)	(12,173)	(11,217)
Income tax benefit									9,085	4,074	3,699
Loss before equity in undistributed earnings of subsidiaries									(15,119)	(8,099)	(7,518)
Equity in income of subsidiaries									65,610	14,311	19,548
Net income before attribution of noncontrolling interests									$ 50,491	$ 6,212	$ 12,030